Intangible assets (Tables)	12 Months Ended
Aug. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of cost and accumulated depreciation

During the current year, the Company capitalized development costs related to internally generated software classified as intangible assets.

Intangible assets
Cost
Balance, August 31, 2023	$2,057,525
Additions	1,112,399
Translation adjustment	(1,794)
Balance, August 31, 2024	$3,168,130
Additions	944,187
Translation adjustment	(95,104)
Balance, August 31, 2025	$4,017,213

Accumulated amortization
Balance, August 31, 2023	$338,571
Amortization	616,532
Translation adjustment	1,252
Balance, August 31, 2024	$956,355
Amortization	592,942
Translation adjustment	(27,857)
Balance, August 31, 2025	$1,521,440

Net carrying value
August 31, 2025	$2,495,773
August 31, 2024	$2,211,775

Schedule of amortization expense of definite lived intangible assets	The estimated amortization expense of definite-lived intangible assets is as follows:
Year ending August 31,
2026	831,925
2027	831,925
2028	831,924
$2,495,774